Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity
Schedule of share capital

	Quantity of shares
Date	Common	Preferred	Total
5/7/2021	228,521,790	37,718,654	266,240,444
12/31/2021	228,521,790	37,718,654	266,240,444

Schedule of earnings per share

	Basic and diluted earning per share
	2021	2020	2019
Net Profit (Loss) attributable to shareholders	(36,438)	9,648	9,548
Average number of shares	2,540,716,879	2,233,956,090	1,919,855,417
Basic and diluted earnings per share (BRL)	(0.0143)	0.0043	0.0050

Schedule of sale of NCI without a change in control

Fair value of consideration received	45,000
Related income tax	(18,000)
Increase in equity attributable to owners of the Company	27,000